Employee Benefit Plans (Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.40%	3.13%	4.18%
Rate of compensation increase	4.80%	4.64%	4.53%
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.58%	3.29%	4.41%